Schedule of Investments - Virtus WMC International Dividend ETF

January 31, 2024 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 97.9%
Australia - 9.3%
Ampol Ltd.	824	$19,661
BHP Group Ltd.	7,641	236,960
Computershare Ltd.	2,417	40,260
Fortescue Ltd.	3,697	72,472
Glencore PLC	30,970	165,019
Rio Tinto PLC	3,523	245,692
Woodside Energy Group Ltd.	4,059	86,305
Total Australia		866,369
Austria - 1.1%
OMV AG	2,356	105,180
Brazil - 0.4%
Yara International ASA	1,185	39,368
Canada - 9.8%
Algonquin Power & Utilities Corp.	8,004	47,448
BCE, Inc.	2,515	101,483
Canadian Imperial Bank of Commerce	1,477	66,750
Emera, Inc.	2,529	89,369
Enbridge, Inc.	2,676	95,022
IGM Financial, Inc.	356	9,631
Keyera Corp.	3,559	86,086
Manulife Financial Corp.	8,892	196,564
TC Energy Corp.	2,482	97,918
TELUS Corp.	6,774	121,327
Total Canada		911,598
China - 1.8%
BOC Hong Kong Holdings Ltd.	32,088	76,834
SITC International Holdings Co., Ltd.	56,259	85,490
Xinyi Glass Holdings Ltd.	8,940	7,376
Total China		169,700
Denmark - 1.0%
Tryg A/S	4,499	96,241
Finland - 1.1%
Kesko OYJ Class B	5,270	102,970
France - 6.7%
AXA SA	3,505	118,029
Bouygues SA	3,194	117,290
Engie SA	5,534	88,572
Orange SA	7,122	84,649
TotalEnergies SE	3,328	216,153
Total France		624,693
Germany - 3.2%
Allianz SE	842	225,484
Deutsche Post AG	1,533	73,757
Total Germany		299,241
Hong Kong - 3.1%
HKT Trust & HKT Ltd.	95,436	114,626
MTR Corp. Ltd.	13,154	42,737
Power Assets Holdings Ltd.	22,699	132,978
Total Hong Kong		290,341
Israel - 0.2%
Bank Leumi Le-Israel BM	2,779	21,225
Italy - 4.0%
Assicurazioni Generali SpA	5,806	129,820
Enel SpA	14,351	98,343
Eni SpA	602	9,638
Intesa Sanpaolo SpA	33,940	105,011
Snam SpA	5,802	28,398
Total Italy		371,210
Japan - 15.9%
Canon, Inc.	3,549	98,382
Daito Trust Construction Co., Ltd.	832	95,111
Daiwa House Industry Co., Ltd.	328	10,216
Isuzu Motors Ltd.	6,442	88,962
Japan Tobacco, Inc.	7,856	207,903
Komatsu Ltd.	2,748	79,259
Obic Co., Ltd.	189	29,195
Otsuka Corp.	379	16,053
SBI Holdings, Inc.	4,111	101,783
SCSK Corp.	5,256	103,777
Sekisui House Ltd.	6,246	142,039
SoftBank Corp.	14,855	198,178
Sumitomo Corp.	1,696	39,352
Takeda Pharmaceutical Co., Ltd.	2,659	78,805
Tokio Marine Holdings, Inc.	3,268	87,262
Trend Micro, Inc.	826	47,726
USS Co., Ltd.	2,967	56,455
Total Japan		1,480,458
Netherlands - 0.4%
ASR Nederland NV	226	10,676
Koninklijke Ahold Delhaize NV	841	23,639
Total Netherlands		34,315
Norway - 2.8%
Aker BP ASA	4,065	108,532
Equinor ASA	2,533	72,891
Telenor ASA	7,208	79,980
Total Norway		261,403
Singapore - 4.8%
CapitaLand Integrated Commercial Trust	6,695	10,031
DBS Group Holdings Ltd.	3,566	84,744
Mapletree Pan Asia Commercial Trust	36,513	39,739
Oversea-Chinese Banking Corp. Ltd.	20,460	196,593
Singapore Technologies Engineering Ltd.	35,576	98,918
United Overseas Bank Ltd.	819	17,320
Total Singapore		447,345
Spain - 3.5%
ACS Actividades de Construccion y Servicios SA	2,489	98,422
Aena SME SA(1)	166	29,466
CaixaBank SA	21,755	92,961
Enagas SA	5,969	97,340
Iberdrola SA	787	9,504
Iberdrola SA*	13	156
Total Spain		327,849
Sweden - 1.0%
Tele2 AB Class B	10,615	90,639
Switzerland - 8.8%
Adecco Group AG	2,698	117,368
Kuehne + Nagel International AG	30	10,214
Novartis AG	2,714	281,165
SGS SA	632	58,619
Zurich Insurance Group AG	686	349,062
Total Switzerland		816,428
United Kingdom - 11.0%
British American Tobacco PLC	2,872	85,114
HSBC Holdings PLC	1,615	12,653
Imperial Brands PLC	7,025	169,019
Legal & General Group PLC	32,943	106,459

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2024 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)
United Kingdom (continued)
M&G PLC	9,798	$27,826
National Grid PLC	9,770	130,625
Phoenix Group Holdings PLC	15,384	98,533
St James’s Place PLC	2,808	23,280
Unilever PLC	7,036	343,026
Vodafone Group PLC	31,967	27,273
Total United Kingdom		1,023,808
United States - 8.0%
Sanofi SA	3,281	331,032
Stellantis NV	9,335	206,760
Swiss Re AG	1,806	207,398
Total United States		745,190
Total Common Stocks
(Cost $8,376,047)		9,125,571

PREFERRED STOCKS - 1.1%

Germany - 1.1%
Bayerische Motoren Werke AG, 9.36%	982	96,308

Total Preferred Stocks
(Cost $92,157)		96,308
RIGHT - 0.0%(2)
Spain - 0.0%(2)
ACS Actividades de Construccion y Servicios SA, expiring 02/19/24*
(Cost $1,239)	2,489	1,140

TOTAL INVESTMENTS - 99.0%
(Cost $8,469,443)		9,223,019
Other Assets in Excess of Liabilities - 1.0%		96,317
Net Assets - 100.0%		$9,319,336

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2024, the aggregate value of these securities was $29,466, or 0.3% of net assets.
(2)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$9,125,415	$156	$—	$9,125,571
Preferred Stocks	96,308	—	—	96,308
Right	1,140	—	—	1,140
Total	$9,222,863	$156	$—	$9,223,019

Sector Breakdown
As of January 31, 2024 (based on net assets)

Financials	26.4%
Consumer Staples	10.0%
Energy	9.6%
Industrials	9.6%
Communication Services	8.8%
Materials	8.1%
Utilities	7.8%
Health Care	7.4%
Consumer Discretionary	6.4%
Information Technology	3.2%
Real Estate	1.7%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%